Exhibit 99.4

Rebuttal Findings 06.01.2026

Seller:

Deal ID:

Total Loan Count: 640

Loans by Grade in Population
Loan Grade	Count	Percentage
1	524	81.88%
2	81	12.66%
3	35	5.47%

Trade Summary
Loan Status	Count	Percentage
Review Complete	564	88.13%
In Rebuttal	76	11.88%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	85	81	81	34	51	0	0	35	0	41	9
2	43	1	1	42	1	0	0	0	0	42	1
1	1791	0	0	1791	0	0	0	0	0	0	1791

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	17	17	0	0	9	0	0
Security Instrument - Incomplete	6	6	0	0	5	0	0
Security Instrument - Name Discrepancy	6	6	0	0	2	0	0
Rescission Test	2	2	0	0	1	0	0
Security Instrument - Inaccurate	1	1	0	0	1	0	0
Security Instrument - Missing Rider/Addendum	1	1	0	0	0	0	0
Note - Address Discrepancy	1	1	0	0	0	0	0
Credit	2	1	0	1	0	0	0
Income Variance	1	0	0	1	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	1	1	0	0	0	0	0
Valuation	109	67	0	42	26	0	83
Appraisal - Value is not supported within a 10% variance	67	67	0	0	26	0	41
Appraisal - Value is supported within 10% of original appraisal amount	42	0	0	42	0	0	42